CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (STATEMENT OF COMPREHENSIVE INCOME) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Line Items]
Net loss	$ (31,465,947)	$ (24,056,359)	$ (246,527,916)
Other comprehensive income (loss) net of tax:
Change in cumulative foreign currency translation adjustments	(328,367)	2,536,356	2,431,227
Total comprehensive loss	(31,794,314)	(21,520,003)	(244,096,689)
VISIONCHINA MEDIA INC. [Member]
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Line Items]
Net loss	(31,077,215)	(23,967,870)	(246,409,192)
Other comprehensive income (loss) net of tax:
Change in cumulative foreign currency translation adjustments	(328,367)	2,536,356	2,431,227
Total comprehensive loss	$ (31,405,582)	$ (21,431,514)	$ (243,977,965)